Derivative and Hedging Activities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative and Hedging Activities

Note 6. Derivative and Hedging Activities

The Company uses interest rate derivative contracts to manage its exposure to changes in interest rates on its variable rate debt. These derivatives are considered cash flow hedges and are recorded on a gross basis at fair value and included in the accompanying condensed consolidated balance sheet. The effective portion of changes in fair value are recorded in accumulated other comprehensive loss (“AOCL”) and subsequently reclassified to earnings when the hedged transactions affect earnings. The ineffective portion is recorded immediately in earnings in general and administrative expenses.

The following table summarizes the notional amount and fair value of the Company’s derivative instruments (in thousands):

Derivatives	Balance Sheet Location					Fair Value of Liability		Fair Value of Asset
designated as hedging instruments	June 30, 2013	Notional Amount	Interest Rate	Effective Date	Maturity Date	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012
Interest Rate Swap	Accounts payable, accrued expenses and other liabilities	$6,816	4.67%	October 6, 2011	October 6, 2016	$(131)	$(218)	$—	$—
Interest Rate Swap	Accounts payable, accrued expenses and other liabilities	$7,627	4.34%	February 6, 2012	October 6, 2016	(70)	(157)	—	—
Interest Rate Swap	Accounts payable, accrued expenses and other liabilities	$11,098	4.62%	June 28, 2012	July 6, 2017	(18)	(219)	—	—
Interest Rate Swap	Deferred costs and other assets, net	$17,808	5.24%	August 30, 2012	August 30, 2017	—	(177)	160	—

						$(219)	$(771)	$160	$—

The following tables provide information about the amounts recorded in AOCL, as well as the gain or (loss) recorded in operations, when reclassified out of AOCL, for the three and six months ended June 30, 2013 and 2012, respectively (in thousands):

	Amount of Gain or (Loss) Recognized in AOCL on Derivative (Effective Portion)
	Three Months Ended June 30,		Six Months Ended June 30,
Derivatives in Cash Flow Hedging Relationships	2013	2012	2013	2012
Interest Rate Swaps	$502	$(368)	$470	$(440)

	Amount of Loss Reclassified from AOCL into Operations (Effective Portion)
	Three Months Ended June 30,		Six Months Ended June 30,
Location of Loss Reclassified from AOCL into Operations	2013	2012	2013	2012
Interest expense	$(95)	$(1,214)	$(188)	$(2,400)
General and administrative expense	$—	$—	$(22)	$—

	Amount of Gain Recognized in Operations on Derivative (Ineffective Portion)
	Three Months Ended June 30,		Six Months Ended June 30,
Location of Gain Recognized in Operations on Derivatives	2013	2012	2013	2012
General and administrative expense	$54	$—	$54	$—

Approximately $0.3 million is estimated to be reclassified as an increase to interest expense during the next 12 months. The Company does not enter into derivative contracts for speculative or trading purposes.

The Company is exposed to credit risk in the event of non-performance by its derivative counterparties. The Company believes it mitigates its credit risk by entering into agreements with counterparties it considers credit-worthy. As of June 30, 2013 and December 31, 2012, there were no termination events or events of default related to the interest rate swaps.

5. Derivative and Hedging Activities

The Company uses interest rate derivative contracts to manage its exposure to changes in interest rates on its variable-rate debt. These derivatives are considered cash flow hedges and are recorded at fair value in accounts payable, accrued expenses and other liabilities on the accompanying consolidated balance sheets. The effective portion of changes in fair value are recorded in accumulated other comprehensive loss and subsequently reclassified to earnings when the hedged transactions affect earnings. The ineffective portion is recorded immediately in earnings in general and administrative expenses.

The Company discontinues hedge accounting if it determines that a derivative no longer meets the criteria for hedge accounting or management determines that designation of the derivative as a hedging instrument is no longer appropriate. When hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the balance sheet and records changes in fair value directly to earnings.

The Company reclassified $7.7 million, $4.8 million and $6.7 million of net cash flow hedge losses from other comprehensive loss to earnings for the years ended December 31, 2012, 2011 and 2010, respectively. Included in these amounts for the years ended December 31, 2012, 2011 and 2010, respectively, were losses of $4.0 million, $0.3 million and $2.0 million recognized in general and administrative expenses as the originally forecasted hedged transactions associated with the Term Note were no longer probable of occurring.

The net unamortized loss included in accumulated other comprehensive loss related to all derivative instruments at December 31, 2012 totaled $0.8 million. Approximately $0.4 million will be reclassified as an increase to interest expense during the next 12 months.

The Company does not enter into derivative contracts for speculative or trading purposes.